Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Schedule of Basis for Calculating Basic and Diluted Earnings per Share	The basis for calculating basic and diluted earnings per share (“EPS”) (attributable to owners of the Company) is as follows:

	For the Year Ended March 31
	2020	2021	2022
Net profit for the year attributable to owners of the Company:
Net profit for the year attributable to owners of the Company JPY (millions)	¥44,241	¥376,005	¥230,059
Net profit used for calculation of earnings per share JPY (millions)	44,241	376,005	230,059
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [basic]	1,557,204	1,562,006	1,563,501
Dilutive effect (thousands of shares)	9,000	11,531	13,668
Weighted-average number of ordinary shares outstanding during the year (thousands of shares) [diluted]	1,566,204	1,573,537	1,577,169

Earnings per share
Basic (JPY)	28.41	240.72	147.14
Diluted (JPY)	28.25	238.96	145.87